SUPPLEMENTAL FINANCIAL INFORMATION - OTHER COSTS (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		$ 1,070	$ 754	$ 977
Beauty
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		60	90	72
Grooming
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		38	45	42
Health Care
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		21	15	26
Fabric & Home Care
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		115	144	250
Baby, Feminine & Family Care
Restructuring Cost and Reserve [Line Items]
Restructuring Charges		547	231	225
Corporate
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	[1]	$ 289	$ 229	$ 362

[1]	Corporate includes costs related to allocated overheads, including charges related to our Sales and Market Operations, Global Business Services and Corporate Functions activities, along with costs related to discontinued operations from our Batteries and Beauty Brands businesses.